Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Carryforward for federal and state income tax	$ 4.9
State income tax	$ 5.1
Taxable income percentage	80.00%
Uncertain income tax percentage	50.00%
State net operating losses	$ 1.4
Operating loss carryforwards	3.7
Valuation allowance	$ 0.7